Right-of-use assets	12 Months Ended
Dec. 31, 2024
Right-of-use assets
Right-of-use assets

12 Right-of-use assets

The analysis of the net book value of right-of-use assets by class of underlying asset is as follows:

		Warehouse	Land use
	Property	equipment	right	Total
	RMB’000	RMB’000	RMB’000	RMB’000
	(i)	(ii)	(iii)
Cost:
At July 1, 2022	1,013,124	10,648	1,782,410	2,806,182
Acquisition of a subsidiary (Note 24(a))	10,467	—	—	10,467
Additions	718,845	143	—	718,988
Derecognition	(620,305)	—	—	(620,305)
Exchange adjustments	35,218	—	—	35,218

At June 30, 2023	1,157,349	10,791	1,782,410	2,950,550

Additions	622,913	—	—	622,913
Derecognition	(113,564)	(143)	—	(113,707)
Exchange adjustments	(14,294)	—	—	(14,294)

At December 31, 2023	1,652,404	10,648	1,782,410	3,445,462

Additions	2,093,794	—	—	2,093,794
Derecognition	(367,834)	(10,648)	—	(378,482)
Exchange adjustments	3,820	—	—	3,820

At December 31, 2024	3,382,184	—	1,782,410	5,164,594

Accumulated depreciation:
At July 1, 2022	(394,540)	(3,844)	(30,531)	(428,915)
Charge for the year	(285,393)	(3,592)	(45,208)	(334,193)
Derecognition	384,771	—	—	384,771
Exchange adjustments	(11,660)	—	—	(11,660)

At June 30, 2023	(306,822)	(7,436)	(75,739)	(389,997)

Charge for the period	(215,399)	(1,784)	(22,604)	(239,787)
Derecognition	79,886	48	—	79,934
Exchange adjustments	5,248	—	—	5,248

At December 31, 2023	(437,087)	(9,172)	(98,343)	(544,602)

Charge for the year	(637,772)	(1,478)	(45,212)	(684,462)
Derecognition	227,072	10,650	—	237,722
Exchange adjustments	(1,169)	—	—	(1,169)

At December 31, 2024	(848,956)	—	(143,555)	(992,511)

Impairment:
At July 1, 2022	(34,678)	—	—	(34,678)
Reversal	3,800	—	—	3,800
Derecognition	24,439	—	—	24,439
Exchange adjustments	(1,514)	—	—	(1,514)

At June 30, 2023	(7,953)	—	—	(7,953)

Derecognition	7,858	—	—	7,858
Exchange adjustments	95	—	—	95

At December 31, 2023 and December 31, 2024	—	—	—	—

Net book value:
At June 30, 2023	842,574	3,355	1,706,671	2,552,600

At December 31, 2023	1,215,317	1,476	1,684,067	2,900,860

At December 31, 2024	2,533,228	—	1,638,855	4,172,083

The analysis of expense items in relation to leases recognized in profit or loss is as follows:

			For the six	For the year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000
Depreciation charge of right-of-use assets by class of underlying asset:
Property	275,310	285,393	215,399	637,772
Warehouse equipment	3,765	3,592	1,784	1,478
Land use right	30,531	45,208	22,604	45,212

	309,606	334,193	239,787	684,462

Interest on lease liabilities (Note 8)	32,991	34,396	25,112	91,623
Expense relating to short-term leases and other leases with remaining lease term ending on or before June 30/December 31	28,384	15,322	13,729	75,755
Variable lease payments not included in the measurement of lease liabilities	4,648	18,614	24,802	47,314
COVID-19 rent concessions	(35,548)	—	—	—

Details of total cash outflow for leases and the maturity analysis of lease liabilities are set out in Note 18(c) and Note 21, respectively.

Notes:

(i)	Property – right-of-use assets

The Group leases properties for its self-operated stores, warehouse storage and office space. The leases of self-operated stores and warehouse storage typically run for two to twelve years. Leases of offices space typically run for a period of two to five years.

As at June 30, 2023 and December 31, 2023 and 2024, right-of-use assets related to leased properties for self-operated stores amounted to RMB585,231,000, RMB998,032,000 and RMB2,264,064,000, respectively.

Variable lease payments based on sales

Some leases of self-operated stores contain variable lease payments, which typically range from 1% to 18% of the annual or monthly sales that each store makes in excess of a certain breakpoint predetermined with landlord. These terms are common in retail stores in countries such as United states, Canada and Singapore where the Group operates.

(ii)	Warehouse equipment – right-of-use assets

The Group leases warehouse equipment, with lease terms of two to three years.

(iii)	Land use right

The Group acquired the land use right of a parcel of land located in the PRC during the year ended June 30, 2022 through the acquisition of a subsidiary as disclosed in Note 24(b), with an original lease term of 40 years.

(iv)	Rental deposits

The refundable rental deposit itself is not part of the lease payments and is in the scope of IFRS 9. Therefore, the rental deposit should be measured at fair value on initial recognition. The difference between the initial fair value and the nominal value of the deposit is an additional lease payment made by the Group and it is included in the measurement of the right-of-use assets.